Summary of Significant Accounting Policies (Details) - Schedule of revenue recognized that were included in contract liabilities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenue recognized that were included in contract liabilities [Abstract]
Balance beginning	$ 2,067,357	$ 1,351,418
Revenue recognised	(566,587)	(749,919)
Other income recognised	(1,449,254)
Increase in contract liabilities	578,945	1,543,130
Exchange difference	27,081	(77,272)
Balance ending	$ 657,542	$ 2,067,357